Stockholders' Deficit (Tables)	12 Months Ended
Sep. 30, 2012
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company’s activity for employee stock options/ stock warrants

	Number of Options	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Life
Outstanding at October 1, 2011	38,866,316	0.12	$-	3.01
Granted	4,850,000	0.14
Expired	-	-
Forfeited	-	-
Exercised	-	-
Outstanding at September 30, 2012	43,296,946	$0.12	$-	2.26
Exercisable at September 30, 2012	43,716,316	$0.12	$-	2.27

Options/warrants outstanding and exercisable

Exercise Price	Options Outstanding	Contractual Life	Weighted Average Remaining Options Exercisable	Weighted Average Remaining Contractual Life
$0.06	7,415,000	2.93	7,362,479	2.93
$0.07	2,000,000	3.25	2,000,000	3.25
$0.09	2,000,000	3.25	2,000,000	3.25
$0.10	9,416,850	1.82	9,416,850	1.82
$0.12	8,450,940	1.53	8,450,940	1.53
$0.14	500,000	2.76	133,151	2.76
$0.15	10,000,000	2.76	10,000,000	2.76
$0.17	1,000,000	3.67	1,000,000	3.67
$0.25	2,933,526	0.21	2,933,526	0.21
	43,716,316	2.27	43,296,946	2.26

Warrant [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary of the Company’s activity for employee stock options/ stock warrants

	Number of Warrants	Weighted Average Exercise Price	Aggregate Intrinsic Value
Outstanding at October 1, 2011	94,266,670	$0.15	$75,000
Granted	30,834,999	0.14
Expired	(1,602,272)	-
Forfeited	(9,039,312)	0.25
Exercised	-	-
Outstanding as of September 30, 2012	114,460,085	$0.12	$-
Exercisable as of September 30, 2012	114,460,085	$0.12	$-

Options/warrants outstanding and exercisable

			Weighted
			Average
			Remaining	Weighted Average Exercise Price
Exercise	Warrants	Warrants	Contractual
Price	Outstanding	Exercisable	Life	Outstanding	Exercisable
$0.06	7,500,000	7,500,000	3.63	$0.06	$0.06
$0.07	22,833,333	22,833,333	1.54	$0.07	$0.07
$0.08	24,800,000	24,800,000	4.98	$0.08	$0.08
$0.10	6,726,578	6,726,578	3.36	$0.10	$0.10
$0.12	6,226,000	6,226,000	1.19	$0.12	$0.12
$0.14	5,000,000	5,000,000	3.06	$0.14	$0.14
$0.15	2,107,667	2,107,667	2.08	$0.15	$0.15
$0.17	27,993,325	27,993,325	3.16	$0.17	$0.17
$0.18	850,000	850,000	0.29	$0.18	$0.18
$0.25	6,730,000	6,730,000	0.81	$0.25	$0.25
$0.30	3,693,182	3,693,182	0.49	$0.30	$0.30

	114,460,085	114,460,085